Segment Reporting - Revenues (Detail) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Segment Reporting Information [Line Items]
Revenues (note 3)	$ 325,480,000	$ 482,805,000	$ 684,561,000	$ 1,056,859,000
Teekay LNG | Liquefied Gas Carriers | Operating Segments
Segment Reporting Information [Line Items]
Revenues (note 3)	148,769,000	148,205,000	301,571,000	288,092,000
Teekay Tankers | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Revenues (note 3)	123,420,000	246,492,000	266,169,000	588,392,000
Teekay Parent
Segment Reporting Information [Line Items]
Revenues (note 3)	53,291,000	88,108,000	116,821,000	180,375,000
Teekay Parent | Offshore Production | Operating Segments
Segment Reporting Information [Line Items]
Revenues (note 3)	12,290,000	28,787,000	23,107,000	74,720,000
Teekay Parent | Corporate and Other [Member] | Operating Segments
Segment Reporting Information [Line Items]
Revenues (note 3)	$ 41,001,000	$ 59,321,000	$ 93,714,000	$ 105,655,000